Schedule of Investments

Virtus AllianzGI Convertible & Income 2024 Target Term Fund

May 31, 2021 (unaudited)

	Principal Amount (000s)	Value

CONVERTIBLE BONDS & NOTES—58.6%

Auto Manufacturers—4.7%
NIO, Inc. (a)(c)
zero coupon, 2/1/26	$4,000	$3,464,000
0.50%, 2/1/27	6,500	5,469,750

		8,933,750

Biotechnology—8.5%
Illumina, Inc.,
zero coupon, 8/15/23 (g)(i)	2,105	2,518,106
Insmed, Inc.,
1.75%, 1/15/25 (g)(i)	5,500	5,517,050
Ionis Pharmaceuticals, Inc.,
0.125%, 12/15/24 (g)	6,000	5,461,070
Ligand Pharmaceuticals, Inc.,
0.75%, 5/15/23 (g)	3,000	2,914,749

		16,410,975

Building Materials—2.4%
Patrick Industries, Inc.,
1.00%, 2/1/23 (g)	4,000	4,697,500

Computers—1.1%
CyberArk Software Ltd.,
zero coupon, 11/15/24 (g)	2,000	2,128,800

Entertainment—1.8%
Live Nation Entertainment, Inc.,
2.00%, 2/15/25 (g)(i)	3,000	3,445,500

Equity Real Estate Investment Trusts (REITs)—6.1%
Blackstone Mortgage Trust, Inc.,
4.375%, 5/5/22	2,000	2,042,600
Redwood Trust, Inc.,
5.625%, 7/15/24	5,000	5,037,500
Two Harbors Investment Corp.,
6.25%, 1/15/22 (g)	4,495	4,562,425

		11,642,525

Household Products—2.2%
NuVasive, Inc.,
1.00%, 6/1/23 (a)(c)(g)	4,000	4,170,000

Internet—4.8%
21Vianet Group, Inc.,
zero coupon, 2/1/26 (a)(c)	7,000	5,932,500
Boingo Wireless, Inc.,
1.00%, 10/1/23 (g)	3,350	3,324,875

		9,257,375

Leisure—1.2%
Royal Caribbean Cruises Ltd.,
2.875%, 11/15/23 (a)(c)(g)	1,700	2,251,650

Media—3.9%
DISH Network Corp.,
2.375%, 3/15/24 (g)	5,000	4,837,500
Liberty Broadband Corp.,
2.75%, 9/30/50 (a)(c)(g)	2,500	2,624,676

		7,462,176

Oil, Gas & Consumable Fuels—2.5%
Helix Energy Solutions Group, Inc.,
4.25%, 5/1/22 (g)	3,500	3,392,812

	Principal Amount (000s)	Value

Oil States International, Inc.,
1.50%, 2/15/23 (g)	$1,500	$1,379,558

		4,772,370

Pharmaceuticals—3.7%
Flexion Therapeutics, Inc.,
3.375%, 5/1/24 (g)	3,000	2,682,258
Jazz Investments I Ltd.,
1.50%, 8/15/24 (g)(i)	4,000	4,417,627

		7,099,885

Software—15.5%
Alteryx, Inc.,
0.50%, 8/1/24	4,000	3,777,600
Benefitfocus, Inc.,
1.25%, 12/15/23 (i)	3,000	2,827,170
DocuSign, Inc.,
zero coupon, 1/15/24 (a)(c)(g)	4,000	3,868,000
i3 Verticals LLC,
1.00%, 2/15/25 (g)	5,000	5,143,750
New Relic, Inc.,
0.50%, 5/1/23 (g)	4,000	3,925,200
Nutanix, Inc.,
zero coupon, 1/15/23 (g)	2,835	2,849,175
Pegasystems, Inc.,
0.75%, 3/1/25 (g)	2,000	2,210,000
PROS Holdings, Inc.,
1.00%, 5/15/24	4,000	4,070,000
RingCentral, Inc.,
zero coupon, 3/1/25 (g)	1,055	1,104,453

		29,775,348

Telecommunications—0.2%
Infinera Corp.,
2.125%, 9/1/24 (g)	395	468,796

Total Convertible Bonds & Notes (Cost-$110,804,360)		112,516,650

CORPORATE BONDS & NOTES—43.5%

Aerospace & Defense—1.2%
Triumph Group, Inc. (a)(c),
6.25%, 9/15/24	350	356,178
8.875%, 6/1/24	1,796	1,991,315

		2,347,493

Auto Manufacturers—2.0%
Ford Motor Co.,
8.50%, 4/21/23 (g)	3,500	3,906,875

Building Materials—1.9%
Koppers, Inc.,
6.00%, 2/15/25 (a)(c)	3,500	3,585,400

Commercial Services—1.3%
RR Donnelley & Sons Co.,
7.00%, 2/15/22	2,500	2,581,250

Computers—0.8%
Dell International LLC,
7.125%, 6/15/24 (a)(c)(g)	1,500	1,530,000

Diversified Financial Services—3.5%
Navient Corp.,
7.25%, 9/25/23	3,000	3,288,750

Schedule of Investments

Virtus AllianzGI Convertible & Income 2024 Target Term Fund

May 31, 2021 (unaudited) (continued)

	Principal Amount (000s)	Value

OneMain Finance Corp.,
8.25%, 10/1/23 (g)	$3,000	$3,390,000

		6,678,750

Entertainment—1.6%
Cedar Fair L.P.,
5.375%, 6/1/24 (i)	3,000	3,030,000

Equity Real Estate Investment Trusts (REITs)—1.1%
Service Properties Trust,
4.35%, 10/1/24 (g)	2,170	2,131,472

Food & Beverage—1.6%
Albertsons Cos., Inc.,
3.50%, 2/15/23 (a)(c)(i)	3,000	3,074,880

Healthcare-Services—3.3%
HCA, Inc.,
5.375%, 2/1/25 (g)	3,000	3,356,250
Tenet Healthcare Corp.,
4.625%, 7/15/24	3,000	3,043,200

		6,399,450

Leisure—3.6%
Carnival Corp.,
11.50%, 4/1/23 (a)(c)(g)	3,000	3,432,570
Royal Caribbean Cruises Ltd.,
10.875%, 6/1/23 (a)(c)(g)	3,000	3,442,500

		6,875,070

Lodging—1.9%
Wynn Las Vegas LLC,
5.50%, 3/1/25 (a)(c)	3,500	3,731,875

Media—7.6%
CCO Holdings LLC,
4.00%, 3/1/23 (a)(c)	3,000	3,022,500
Clear Channel Worldwide Holdings, Inc.,
9.25%, 2/15/24	724	759,838
CSC Holdings LLC,
5.25%, 6/1/24	3,000	3,251,250
DISH DBS Corp.,
5.875%, 11/15/24	3,285	3,496,685
6.75%, 6/1/21	1,000	1,000,000
Sirius XM Radio, Inc.,
4.625%, 7/15/24 (a)(c)(g)	3,000	3,075,000

		14,605,273

Oil, Gas & Consumable Fuels—3.9%
Antero Resources Corp.,
5.00%, 3/1/25 (i)	3,000	3,072,300
Occidental Petroleum Corp.,
6.95%, 7/1/24 (g)	4,000	4,440,000

		7,512,300

Telecommunications—6.7%
Cincinnati Bell, Inc.,
7.00%, 7/15/24 (a)(c)	4,000	4,120,000
Hughes Satellite Systems Corp.,
7.625%, 6/15/21 (i)	3,000	3,006,600
Lumen Technologies, Inc.,
7.50%, 4/1/24, Ser. Y	2,000	2,240,000
Sprint Corp.,
7.125%, 6/15/24	3,000	3,457,500

		12,824,100

	Principal Amount (000s)	Value

Transportation—1.5%
XPO Logistics, Inc.,
6.125%, 9/1/23 (a)(c)(g)	$2,750	$2,780,937

Total Corporate Bonds & Notes (Cost-$81,698,594)		83,595,125

SENIOR LOANS (a)(b)—29.6%

Aerospace & Defense—0.7%
TransDigm, Inc., (1 mo. LIBOR + 2.250%), 2.343%, 12/9/25, 2020 Term Loan F	1,463	1,442,267

Airlines—1.5%
Allegiant Travel Company, (3 mo. LIBOR + 3.000%), 3.156%, 2/5/24, 2020 Term Loan	1,474	1,463,970
American Airlines, Inc., (1 mo. LIBOR + 2.000%), 2.093%, 4/28/23, Repriced TL B due 2023	990	956,808
SkyMiles IP Ltd., (3 mo. LIBOR + 3.750%), 4.750%, 10/20/27, 2020 Skymiles Term Loan B	500	523,695

		2,944,473

Auto Components—0.5%
Tenneco, Inc., (1 mo. LIBOR + 3.000%), 3.093%, 10/1/25, 2018 Term Loan B	997	980,991

Chemicals—0.3%
PQ Corp., (3 mo. LIBOR + 2.250%), 2.436%, 2/7/27, 2018 Term Loan B	506	505,173

Commercial Services—0.5%
Allied Universal Holdco LLC, (3 mo. LIBOR + 3.750%), 4.250%, 5/12/28, 2021 USD Incremental Term Loan B	1,000	1,002,130

Communications Equipment—0.8%
CommScope, Inc., (1 mo. LIBOR + 3.250%), 3.343%, 4/6/26, 2019 Term Loan B	1,481	1,474,108

Computers—0.9%
Cardtronics USA, Inc., (1 mo. LIBOR + 4.000%), 5.000%, 6/29/27, Term Loan B	993	991,756
Dell International LLC, (1 mo. LIBOR + 1.750%), 2.000%, 9/19/25, 2021 Term Loan B	662	661,591

		1,653,347

Construction & Engineering—0.5%
KBR, Inc., (1 mo. LIBOR + 2.750%), 2.843%, 2/5/27, 2020 Term Loan B	1,016	1,016,896

Diversified Telecommunication Services—0.5%
CenturyLink, Inc., (1 mo. LIBOR + 2.250%), 2.343%, 3/15/27, 2020 Term Loan B	988	978,000

Entertainment—1.5%
AMC Entertainment Holdings, Inc., (1 mo. LIBOR + 3.000%), 3.107%, 4/22/26, 2019 Term Loan B	980	900,885
Music Technology Holdings, LLC, (3 mo. PIK + 8.000%), 8.000%, 12/16/22, Fixed PIK Term Loan (f)	333	332,605
Stars Group Holdings B.V. (The), (3 mo. LIBOR + 3.500%), 7/10/25, 2018 USD Incremental Term Loan (d)	1,640	1,645,595

		2,879,085

Schedule of Investments

Virtus AllianzGI Convertible & Income 2024 Target Term Fund

May 31, 2021 (unaudited) (continued)

	Principal Amount (000s)	Value

Food & Staples Retailing—0.5%
US Foods, Inc., (1 mo. LIBOR + 1.750%), 1.843%, 6/27/23, 2016 Term Loan B	$893	$884,801

Healthcare-Products—0.9%
Avantor Funding, Inc., 11/21/2024, USD Term Loan B3 3.000%, (1 mo. LIBOR + 2.000%), 11/21/24, USD Term Loan B3	879	877,952
3.250%, (1 mo. LIBOR + 2.250%), 11/8/27, 2020 Incremental Term Loan B4	284	284,998
Ortho-Clinical Diagnostics S.A., (1 mo. LIBOR + 3.000%), 3.108%, 6/30/25, 2018 Term Loan B	556	556,053

		1,719,003

Holding Companies-Diversified—0.5%
Travelport Finance (Luxembourg) S.a.r.l., (3 mo. LIBOR + 5.000%), 5.203%, 5/29/26, 2019 Term Loan	985	872,956

Hotels, Restaurants & Leisure—1.0%
Playa Resorts Holding B.V., (1 mo. LIBOR + 2.750%), 3.750%, 4/29/24, 2017 Term Loan B	963	921,096
Scientific Games International, Inc., (1 mo. LIBOR + 2.750%), 2.843%, 8/14/24, 2018 Term Loan B5	968	957,493

		1,878,589

Internet—1.1%
Everi Payments, Inc., (1 mo. LIBOR + 2.750%), 3.500%, 5/9/24, Term Loan B	896	891,198
Go Daddy Operating Company, LLC, (1 mo. LIBOR + 1.750%), 1.843%, 2/15/24, 2017 Repriced Term Loan	1,217	1,209,808

		2,101,006

Internet Software & Services—0.9%
Blucora, Inc., (3 mo. LIBOR + 4.000%), 5.000%, 5/22/24, 2017 Term Loan B	743	744,895
Match Group, Inc., (3 mo. LIBOR + 1.750%), 1.906%, 2/13/27, 2020 Term Loan B	1,000	990,000

		1,734,895

IT Services—0.5%
WEX, Inc., (1 mo. LIBOR + 2.250%), 2.343%, 3/31/28, 2021 Term Loan	1,000	995,250

Leisure Equipment & Products—0.5%
Callaway Golf Company, (1 mo. LIBOR + 4.500%), 4.593%, 1/2/26, Term Loan B	920	924,168

Lodging—1.4%
Caesars Resort Collection, LLC, (1 mo. LIBOR + 2.750%), 2.843%, 12/23/24, 2017 1st Lien Term Loan B	1,466	1,453,610
Hilton Grand Vacations Borrower LLC, (1 mo. LIBOR + 3.500%), 5/20/28, Term Loan (d)	1,250	1,251,563

		2,705,173

Machinery—1.6%
Gardner Denver, Inc., (1 mo. LIBOR + 1.750%), 1.843%, 3/1/27, 2020 USD Term Loan B2	1,610	1,594,543

	Principal Amount (000s)	Value

Navistar International Corp., (1 mo. LIBOR + 3.500%), 3.600%, 11/6/24, 2017 1st Lien Term Loan B	$1,462	$1,461,602

		3,056,145

Media—5.5%
CSC Holdings, LLC, (1 mo. LIBOR + 2.250%), 2.348%, 1/15/26, 2018 Incremental Term Loan	1,234	1,219,715
Gray Television, Inc., (1 mo. LIBOR + 2.250%), 2.360%, 2/7/24, 2017 Term Loan B	1,432	1,424,836
Lions Gate Capital Holdings LLC, (1 mo. LIBOR + 2.250%), 2.343%, 3/24/25, 2018 Term Loan B	1,228	1,220,539
Meredith Corp., (1 mo. LIBOR + 2.500%), 2.593%, 1/31/25, 2020 Term Loan B2	1,247	1,241,678
Nexstar Broadcasting, Inc., (1 mo. LIBOR + 2.500%), 2.610%, 9/18/26, 2019 Term Loan B4	1,312	1,307,248
Sinclair Television Group, Inc., (1 mo. LIBOR + 3.000%), 3.100%, 4/1/28, 2021 Term Loan B3	1,250	1,243,535
Virgin Media Bristol LLC, (1 mo. LIBOR + 2.500%), 2.601%, 1/31/28, USD Term Loan N	1,500	1,490,625
WideOpenWest Finance LLC, (1 mo. LIBOR + 3.250%), 4.250%, 8/18/23, 2017 Term Loan B	1,465	1,460,031

		10,608,207

Metal Fabricate/Hardware—0.3%
Advanced Drainage Systems, Inc., (1 mo. LIBOR + 2.250%), 2.375%, 7/31/26, Term Loan B	628	629,037

Oil, Gas & Consumable Fuels—0.0%
Lealand Finance Company B.V., 6/30/25, 2020 Take Back Term Loan
1.093%, (1 mo. PIK + 3.000%)	83	36,193
3.000%, (1 mo. LIBOR + 1.000%)	83	36,194

		72,387

Pharmaceuticals—2.0%
Bausch Health Companies, Inc., (1 mo. LIBOR + 3.000%), 3.093%, 6/2/25, 2018 Term Loan B	852	848,680
HLF Financing S.a r.l., (1 mo. LIBOR + 2.500%), 2.593%, 8/18/25, 2018 Term Loan B	975	968,906
Horizon Therapeutics USA, Inc., (1 mo. LIBOR + 2.000%), 2.500%, 3/15/28, 2021 Term Loan B	1,000	997,860
Jazz Financing Lux S.a.r.l., (1 mo. LIBOR + 3.500%), 4.000%, 4/21/28, USD Term Loan	1,000	1,004,110

		3,819,556

Professional Services—0.5%
Advantage Sales & Marketing, Inc., 10/28/27, 2020 Term Loan B
6.000%, (2 mo. LIBOR + 5.250%)	3	3,018
6.000%, (3 mo. LIBOR + 5.250%)	995	1,001,075

		1,004,093

Schedule of Investments

Virtus AllianzGI Convertible & Income 2024 Target Term Fund

May 31, 2021 (unaudited) (continued)

	Principal Amount (000s)	Value

Retail—0.5%
CWGS Group, LLC, (1 mo. LIBOR + 2.750%), 3.500%, 11/8/23, 2016 Term Loan	$997	$990,225

Semiconductors & Semiconductor Equipment—0.5%
Cohu, Inc., (1 mo. LIBOR + 3.000%), 3.172%, 10/1/25, 2018 Term Loan B	989	983,120

Software—1.8%
Banff Merger Sub, Inc., (1 mo. LIBOR + 3.750%), 3.843%, 10/2/25, 2021 USD Term Loan	882	877,546
Camelot U.S. Acquisition 1 Co., (1 mo. LIBOR + 3.000%), 3.093%, 10/30/26, Term Loan B	1,206	1,202,169
Upland Software, Inc., (1 mo. LIBOR + 3.750%), 3.843%, 8/6/26, 2019 Term Loan	1,477	1,470,423

		3,550,138

Specialty Retail—1.1%
Burlington Coat Factory Warehouse Corp., (1 mo. LIBOR + 1.750%), 1.850%, 11/17/24, 2017 Term Loan B5	861	852,105
Petco Health and Wellness Co., Inc., (3 mo. LIBOR + 3.250%), 4.000%, 3/3/28, 2021 Term Loan B	1,180	1,179,162

		2,031,267

Technology Hardware, Storage & Peripherals—0.8%
NCR Corp., (3 mo. LIBOR + 2.500%), 2.690%, 8/28/26, 2019 Term Loan	1,470	1,451,551

Total Senior Loans (Cost—$56,896,345)		56,888,037

	Shares
COMMON STOCK (h)—0.2%

Banks—0.2%
CCF Holdings LLC, Class A (e)(f)	655,030	281,663
CCF Holdings LLC, Class B (e)(f)	7,142	3,071
CCF Holdings LLC, Class M (e)(f)	293,320	126,128

		410,862

Energy Equipment & Services—0.0%
Mcdermott International Ltd.	71,796	35,180

Total Common Stock (Cost—$3,272,274)		446,042

	Units
WARRANTS (e)(f)(h)—0.1%

Banks—0.1%
CCF Holdings LLC, expires 3/25/26 (cost—$0)	485,227	111,602

	Principal Amount (000s)	Value

Repurchase Agreements—4.9%
State Street Bank and Trust Co., dated 5/28/21, 0.00%, due 6/1/21, proceeds $9,438,000; collateralized by U.S. Treasury Inflation Indexed Notes, 0.75%, due 7/15/28, valued at $9,626,804 including accrued interest (cost—$9,438,000)	$9,438	$9,438,000

Total Investments (Cost—$262,109,573)—136.9%		262,995,456

Other assets and liabilities, net—(36.9)%		(70,917,946)

Net Assets—100.0%		$192,077,510

Abbreviations:

LIBOR—London Inter-Bank Offered Rate

PIK—Payment-in-Kind

REIT—Real Estate Investment Trust

Footnote Legend:

(a)

Private Placement—Restricted as to resale and may not have a readily available market. Private placement securities may include Rule 144A securities. These securities have an aggregate value of $118,811,768, representing 61.9% of net assets.

(b)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on May 31, 2021.

(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At May 31, 2021 these securities amounted to a value of $61,923,731 or 32.2% of net assets.

(d)	This loan will settle after May 31, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(e)	Fair-Valued—Securities with an aggregate value of $522,464, representing 0.3% of net assets.
(f)	Level 3 security.
(g)	All or a portion of the security segregated as collateral for the Liquidity Facility.
(h)	Non-income producing.
(i)	All or a portion of this security is on loan pursuant to the Liquidity Facility. The aggregate value of securities on loan is $11,781,080.

1. Security Valuation

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.

•	Level 1—quoted prices in active markets for identical securities (security types generally include listed equities).

•	Level 2—prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3—prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the trading in the U.S. markets for investments such as ADRs, financial futures, Exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including convertible bonds and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.

The following is a summary of the inputs used to value the Fund’s net assets by each major security type. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total Value at 5/31/21
Assets:
Convertible Bonds & Notes	—	$112,516,650	—	$112,516,650
Corporate Bonds & Notes	—	83,595,125	—	83,595,125
Senior Loans	—	56,555,432	$332,605	56,888,037
Common Stock	$35,180	—	410,862	446,042
Warrants	—	—	111,602	111,602
Repurchase Agreements	—	9,438,000	—	9,438,000

Total Investments	$35,180	$262,105,207	$855,069	$262,995,456

There were no transfers into or out of Level 3 related to securities held at May 31, 2021.

Management has determined that the total value of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and valuation inputs are not shown for the period ended May 31, 2021.